Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property plant and equipment table
At December 31, 2018

	Land	Plant	Furniture		Exploration
	and	and	and	Under	and
	buildings	equipment	fixtures	construction	evaluation	Total

Cost
Beginning of year	$5,045,112	$2,729,635	$90,817	$154,731	$1,120,280	$9,140,575
Additions	1,944	7,274	-	45,516	628	55,362
Transfers	104,760	20,044	288	(129,436)	4,344	-
Change in reclamation provision [note 15]	132,317	-	-	-	-	132,317
Disposals	(186)	(7,355)	(4,714)	(1,663)	(414)	(14,332)
JV Inkai restructuring(a)	(245,882)	(109,748)	(6,624)	(5,739)	-	(367,993)
Effect of movements in exchange rates	51,843	15,094	316	56	(3,777)	63,532

End of year	5,089,908	2,654,944	80,083	63,465	1,121,061	9,009,461

Accumulated depreciation and impairment
Beginning of year	2,717,249	1,611,460	80,752	55,832	483,390	4,948,683
Depreciation charge	120,754	111,465	3,217	-	-	235,436
Transfers	13,036	6,333	(322)	(19,047)	-	-
Change in reclamation provision [note 15]	59,616	-	-	-	-	59,616
Disposals	(185)	(5,853)	(4,647)	-	-	(10,685)
JV Inkai restructuring(a)	(123,919)	(38,783)	(4,441)	-	-	(167,143)
Effect of movements in exchange rates	48,486	12,556	301	14	271	61,628

End of year	2,835,037	1,697,178	74,860	36,799	483,661	5,127,535

Net book value at December 31, 2018	$2,254,871	$957,766	$5,223	$26,666	$637,400	$3,881,926

At December 31, 2017

	Land	Plant	Furniture		Exploration
	and	and	and	Under	and
	buildings	equipment	fixtures	construction	evaluation	Total

Cost
Beginning of year	$4,979,489	$2,640,543	$95,168	$340,340	$1,120,641	$9,176,181
Additions	27,343	13,649	3,521	97,729	1,091	143,333
Transfers	104,134	106,669	(2,455)	(208,359)	11	-
Change in reclamation provision	17,541	-	-	-	-	17,541
Disposals	(4,610)	(4,803)	(4,578)	(74,482)	-	(88,473)
Pre-commercial production revenue(b)	(22,818)	(6,487)	-	-	-	(29,305)
Effect of movements in exchange rates	(55,967)	(19,936)	(839)	(497)	(1,463)	(78,702)

End of year	5,045,112	2,729,635	90,817	154,731	1,120,280	9,140,575

Accumulated depreciation and impairment
Beginning of year	2,508,212	1,460,953	80,592	80,674	390,164	4,520,595
Depreciation charge	137,853	175,811	6,490	-	-	320,154
Transfers	48,209	(35,243)	(2,451)	(10,515)	-	-
Change in reclamation provision	43	-	-	-	-	43
Disposals	(2,393)	(4,130)	(3,269)	(70,159)	-	(79,951)
Impairment charge(c)(d)	67,535	25,359	-	55,841	91,046	239,781
Effect of movements in exchange rates	(42,210)	(11,290)	(610)	(9)	2,180	(51,939)

End of year	2,717,249	1,611,460	80,752	55,832	483,390	4,948,683

Net book value at December 31, 2017	$2,327,863	$1,118,175	$10,065	$98,899	$636,890	$4,191,892

(a) Effective January 1, 2018, Cameco’s ownership interest in JV Inkai was reduced to 40% resulting in JV Inkai being accounted for on an equity basis instead of proportionate consolidation (see note 11).

(b) During 2017, revenues of $29,305,000 from the sales of inventories before the commencement of commercial production of JV Inkai Block 3 were recorded as a reduction of the respective mining assets.

(c) In the fourth quarter of 2017, all remaining proven and probable reserves of our US operations were reclassified to resources, indicating that the mineable remaining pounds of U3O8 no longer had demonstrated economic viability, but had reasonable prospects for economic extraction. In accordance with the provisions of IAS 36, Impairment of Assets, Cameco considered this to be an indicator that the assets of the two cash generating units in the US could potentially be impaired and accordingly, we were required to estimate the recoverable amount of these assets.

An impairment charge of $184,448,000 ($144,450,000 (USD)) was recognized as part of the uranium segment. The amount of the charge was determined as the excess of the carrying value over the recoverable amount which was based on a fair value less costs to sell model and categorized as a non-recurring level 3 fair value measurement. The recoverable amount was determined to be $133,228,000 ($106,200,000 (USD)) based on the fair value of resources in place using comparable market metrics.

(d) Also in the fourth quarter of 2017, Cameco announced the planned temporary suspension of production at the McArthur River/Key Lake operation. Due to this announcement, the Key Lake calciner project, which is part of the uranium segment and was initially undertaken to allow for an increase in annual production, was re-evaluated. As a result, the Company wrote off $55,333,000 of assets under construction on this project.